Convertible loan receivable (Details Narrative)	3 Months Ended	12 Months Ended
	Oct. 31, 2019 USD ($)	Jul. 31, 2019 USD ($)	Jul. 31, 2018 USD ($)
Convertible Loan Receivable [Line Items]
Convertible Loan Receivable (Note 6)	$ 67,166	$ 52,225
Accrued interest	45,000	27,000
NMG
Convertible Loan Receivable [Line Items]
Management fee (per month)		6,000
Loan bears interest per month	$ 6,000
Percentage of monthly management fee	66.67%
CCG | Convertible loan agreement
Convertible Loan Receivable [Line Items]
Proceeds from fund construction	$ 1,250,000	1,250,000
Loan bears interest per month	$ 6,000	$ 6,000
Outstanding units percentage	0.4000	0.4000